Subsequent events (Details - Textuals) R$ in Thousands, $ in Millions	Jan. 27, 2022 BRL (R$) shares	Jan. 27, 2022 USD ($) shares	Dec. 31, 2021 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Maximum amount of earn-out clause based on future performance | R$			R$ 30,000
Business combination | Somo Global Ltd
Disclosure of non-adjusting events after reporting period [line items]
Cash	R$ 341,000	$ 63
Maximum amount of earn-out clause based on future performance	R$ 70,000	$ 13
Business combination | Somo Global Ltd | Class A common shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	225,649	225,649